Harley-Davidson Motorcycle Trust 2019-A	Exhibit 99.1
$116,000,000.00 2.38579% Motorcycle Contract Backed Notes, Class A-1
$187,340,000.00 2.37% Motorcycle Contract Backed Notes, Class A-2
$187,340,000.00 2.34% Motorcycle Contract Backed Notes, Class A-3
$61,960,000.00 2.39% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the May 15, 2020 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of June 1, 2019, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on June 26, 2019

Beginning of Due Period					4/1/2020
End of Due Period					4/30/2020
Determination Date					5/6/2020
Record Date					05/14/2020
Distribution Date					05/15/2020
LIBOR Determination Date					Not Applicable
LIBOR as of the LIBOR Determination Date					Not Applicable
Number of days in Interest Period (ACT/360 basis)					30
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	36,654	5/31/2019	6/26/2019	$580,182,692.19
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	36,654			$580,182,692.19

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$400,176,717.25

Monthly principal amounts
Principal collections on Contracts	15,045,115.91
Balance of Contracts liquidated during Due Period	246,352.85
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	738.37

Decline in Aggregate Principal Balance		15,292,207.13

Aggregate Principal Balance at end of Due Period		$384,884,510.12
Pool factor		0.6633850

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Total
Original Note balance	$116,000,000.00	$187,340,000.00	$187,340,000.00	$61,960,000.00	$552,640,000.00

Note balance as of prior Distribution Date	—	123,334,025.06	187,340,000.00	61,960,000.00	372,634,025.06

Principal Distributable Amount *	—	15,292,207.13	—	—	15,292,207.13

Note Balance at end of Due Period	—	108,041,817.93	187,340,000.00	61,960,000.00	357,341,817.93

Note Pool Factor at beginning of Due Period	0.0000000	0.6583433	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.5767152	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	—	—	2.38579%	30	ACT/360	—	—	—
A-2	123,334,025.06	—	2.37%	30	30/360	243,584.70	—	243,584.70
A-3	187,340,000.00	—	2.34%	30	30/360	365,313.00	—	365,313.00
A-4	61,960,000.00	—	2.39%	30	30/360	123,403.67	—	123,403.67
Totals	$372,634,025.06	—				$732,301.37	—	$732,301.37

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$14,969,959.60
Interest collections on Contracts during Due Period	2,147,218.73
Net Liquidation Proceeds	191,801.70
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	29,969.21
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	13,532.05

Total Available Monies		$17,352,481.29

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	37,203.96
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	333,480.60
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	750.33
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	732,301.37
Principal Distributable Amount	15,292,207.13

Total distribution of fees, interest and principal		16,395,943.39

Excess Amounts (Shortfall)		956,537.90

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	956,537.90

Total distribution of Available Monies		$17,352,481.29

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,450,456.73

Reserve Fund balance as of prior Distribution Date		$1,450,456.73

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	998.52

Total additions		998.52

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	998.52

Total withdrawals		998.52

Reserve Fund balance at current Distribution Date		$1,450,456.73

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$27,542,692.19

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	27,542,692.19	4.75%
Overcollateralization Target Amount for current Distribution Date	27,542,692.19	7.16%
Overcollateralization Amount at current Distribution Date	27,542,692.19	7.16%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			11

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	23	$321,509.16	0.080%

	Less:
	Net Liquidation Proceeds for the Due Period	17	191,801.70	0.048%

	Net Liquidation Losses for the Due Period		129,707.46	0.032%

	Net Liquidation Loss ratio			0.389%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.389%
	Net Liquidation Loss ratio - prior Distribution Date			0.959%
	Net Liquidation Loss ratio - second prior Distribution Date			1.324%
	Three-month average loss ratio			0.891%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	173	$2,961,623.54	0.510%
	Cumulative Net Liquidation Proceeds	104	1,124,736.31	0.194%
	Cumulative Net Liquidation Losses		1,836,887.23	0.317%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$10,617.85

Cumulative loss ratio	Cumulative loss ratio			0.317%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	38	$498,122.64	$7,172.19	0.124%
	60 - 89	30	462,993.72	9,596.42	0.116%
	90 - 119	25	315,409.65	7,596.34	0.079%
	120+	11	190,996.68	5,604.26	0.048%
	Totals	104	$1,467,522.69	$29,969.21	0.367%

	60+ delinquency amount	66	$969,400.05		0.242%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.242%
	60+ day delinquency ratio - prior Distribution Date				0.257%
	60+ day delinquency ratio - second prior Distribution Date				0.293%
	Three-month average delinquency Ratio				0.264%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (5.60%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	29,629	28,943
Principal Balance of Contracts	400,176,717.25	384,884,510.12
Weighted average original term	71.44	71.52
Weighted average remaining term	49.76	48.92
Weighted average age	21.68	22.60
One month prepayments (ABS)	1.65%	1.47%
Weighted average Contract Rate	6.72%	6.73%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	—	—
0.000% - 5.000%	134,725,577.33	35.00%
5.001% - 10.000%	204,860,687.38	53.23%
10.001% - 15.000%	45,298,245.41	11.77%
15.001% - 20.000%	—	—
> 20.000%	—	—

Advances made by Servicer in current Due Period		$29,969.21
Reimbursement Amount due to Servicer		37,203.96
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

As a result of the COVID-19 pandemic, the servicer has been granting extensions of generally 60 days to eligible impacted obligors seeking assistance. During the Due Period, 3.23% of the accounts, representing 4.17% of the pool's outstanding principal balance, received extensions during the Due Period. Accounts in active deferral are not reported as delinquent.

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer, Chief Financial Officer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of June 1, 2019 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and the Bank Of New York Mellon Trust Company, N.A., and Harley-Davidson Motorcycle Trust 2019-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from April 1, 2020 to April 30, 2020 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 11th day of
May, 2020.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer, Chief Financial Officer and Assistant Secretary